As filed with the Securities and Exchange Commission on August 10, 2018
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	55	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	56	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 55 hereby incorporates Parts A and B from the Fund’s PEA No. 54 on Form N-1A filed on July 27, 2018.  This PEA No. 55 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 55 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on August 10, 2018.

BUFFALO FUNDS
Registrant

By:  /s/ Clay Brethour*
Clay Brethour
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 55 to its Registration Statement has been signed below on August 10, 2018, by the following persons in the capacities indicated.

Clay Brethour* Clay Brethour	President, Treasurer and Trustee
J. Gary Gradinger* J. Gary Gradinger	Trustee
Philip J. Kennedy* Philip J. Kenned	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Jeffrey D. Yowell* Jeffrey D. Yowell	Chairman and Trustee
* By: /s/ Clay Brethour Clay Brethour (Pursuant to Power of Attorney previously filed and incorporated herein by reference)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE